CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Class A Ordinary Shares USD ($)	Dec. 31, 2011 Class A Ordinary Shares CNY	Dec. 31, 2010 Class A Ordinary Shares CNY	Dec. 31, 2011 Class B Ordinary Shares USD ($)	Dec. 31, 2011 Class B Ordinary Shares CNY	Dec. 31, 2010 Class B Ordinary Shares CNY
Current assets:
Cash and cash equivalents	$ 655,791	4,127,482	7,781,976
Restricted cash	76,803	483,387	38,278
Short-term investments	1,597,035	10,051,578	376,492
Accounts receivable, net of allowance of RMB2,223 for 2010 and RMB5,806 (US$922) for 2011	95,260	599,558	296,900
Due from related parties	23,790	149,728	98,660
Deferred tax assets, net	19,290	121,411	86,487
Other assets, current	50,050	315,012	103,654
Total current assets	2,518,019	15,848,156	8,782,447
Non-current assets:
Fixed assets, net	436,016	2,744,241	1,622,412
Intangible assets, net	147,525	928,511	115,798
Goodwill	384,427	2,419,542	63,686
Long-term investments, net	116,678	734,360	287,968
Due from related parties	15,888	100,000	0
Deferred tax assets, net	8,282	52,125	30,843
Other assets, non-current	81,604	513,606	145,285
Total non-current assets	1,190,420	7,492,385	2,265,992
Total assets	3,708,439	23,340,541	11,048,439
Current liabilities:
Short-term loans	20,000	125,878	0
Accounts payable and accrued liabilities	404,430	2,545,445	1,317,771
Customer advances and deposits	250,078	1,573,967	1,029,344
Deferred revenue	9,963	62,705	109,032
Deferred income	5,526	34,779	0
Due to related parties	0	0	95,700
Long-term loans, current portion	7,309	46,000	0
Capital lease obligation	2,824	17,773	0
Total current liabilities	700,130	4,406,547	2,551,847
Non-current liabilities:
Deferred income	3,168	19,942	5,000
Long-term loans	361,926	2,277,925	86,000
Due to related parties	23,654	148,873	0
Deferred tax liabilities	20,914	131,629	0
Capital lease obligation	4,784	30,112	0
Total non-current liabilities	414,446	2,608,481	91,000
Total liabilities	1,114,576	7,015,028	2,642,847
Commitments and contingencies
Redeemable noncontrolling interests	148,712	935,978	0
Equity
Additional paid-in capital	281,505	1,771,770	1,557,258
Retained earnings	2,161,511	13,604,334	6,965,697
Accumulated other comprehensive loss	(13,410)	(84,403)	(117,378)
Total Baidu, Inc. shareholders' equity	2,429,608	15,291,716	8,405,592
Ordinary shares, value				2	12	12	0	3	3
Noncontrolling interests	15,543	97,819	0
Total equity	2,445,151	15,389,535	8,405,592
Total liabilities and equity	$ 3,708,439	23,340,541	11,048,439